Basis of Presentation - Schedule of Error Corrections and Prior Period Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock issued1		$ (41)
Options exercised	$ (11)
Stock-based compensation	1,182	178
Changes in treasury shares		(1)
L1 Facility	1,272	6,364
Anson Facility	1,052	7,972
Dividend in kind
Net income	(31,943)	(15,449)	$ (29,255)
Other comprehensive income / (loss)	(919)	(1,993)	$ 2,656
Additional Paid-In Capital
Common stock issued1		(41)
Options exercised	(12)
Stock-based compensation	1,182	178
Changes in treasury shares		0
L1 Facility	1,083	3,209
Anson Facility	235	5,514
Dividend in kind
Net income	(0)	(0)
Other comprehensive income / (loss)	(0)	(0)
Total Stockholders' Equity
Common stock issued1		(41)
Options exercised	(11)
Stock-based compensation	1,182	178
Changes in treasury shares		(1)
L1 Facility	1,272	4,788
Anson Facility	1,052	6,414
Dividend in kind		34
Net income	(13,446)	(15,360)
Other comprehensive income / (loss)	(891)	(1,894)
Noncontrolling Interests
Common stock issued1		(0)
Options exercised
Stock-based compensation	(0)	(0)
Changes in treasury shares		0
L1 Facility	(0)	1,576
Anson Facility	(0)	1,558
Dividend in kind		(34)
Net income	(18,497)	(89)
Other comprehensive income / (loss)	(28)	(99)
Adjustment
As at December 31, 2022	24,025	24,025
Common stock issued1	(41)	(41)
Options exercised	29	29
Stock-based compensation	178	178
Changes in treasury shares	(1)	(1)
L1 Facility	6,364	6,364
Anson Facility	7,972	7,972
Dividend in kind
Net income	(15,449)	(15,449)
Other comprehensive income / (loss)	(1,993)	(1,993)
As at December 31, 2023	21,084	21,084
Adjustment | Additional Paid-In Capital
As at December 31, 2022	280,597	280,597
Common stock issued1	(41)	(41)
Options exercised	(9)	(9)
Stock-based compensation	178	178
Changes in treasury shares	0	0
L1 Facility	3,209	6,361
Anson Facility	5,514	8,630
Dividend in kind
Net income	(0)	(0)
Other comprehensive income / (loss)	(0)	(0)
As at December 31, 2023	289,448	295,716
Adjustment | Total Stockholders' Equity
As at December 31, 2022	26,260	26,260
Common stock issued1	(41)	(41)
Options exercised	29	29
Stock-based compensation	178	178
Changes in treasury shares	(1)	(1)
L1 Facility	4,788	7,940
Anson Facility	6,414	9,530
Dividend in kind	34	34
Net income	(15,360)	(15,360)
Other comprehensive income / (loss)	(1,894)	(1,894)
As at December 31, 2023	20,407	26,675
Adjustment | Noncontrolling Interests
As at December 31, 2022	(2,235)	(2,235)
Common stock issued1	(0)	(0)
Options exercised
Stock-based compensation	(0)	(0)
Changes in treasury shares	0	0
L1 Facility	1,576	(1,576)
Anson Facility	1,558	(1,558)
Dividend in kind	(34)	(34)
Net income	(89)	(89)
Other comprehensive income / (loss)	(99)	(99)
As at December 31, 2023	$ 677	$ (5,591)